CONDENSED STATEMENTS OF OPERATIONS - USD ($)		3 Months Ended		9 Months Ended
		Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2021
Formation and operating costs		$ 2,313,717	$ 20,000	$ 3,625,580
Loss from operations		(2,313,717)		(3,625,580)
Other income (expense):
Interest earned (expense) on marketable securities held in trust account		9,293		12,416
Change in fair value of warrants		1,437,297		(4,597,738)
Change in fair value of over-allotment option liability				1,056,000
Offering costs allocated to warrants liability				(299,523)
Net loss		$ (867,127)	$ (20,000)	$ (7,454,424)
Weighted average shares outstanding, basic and diluted	[1]		6,375,000
Basic and diluted net loss per share			$ 0.00
Class A Common Stock Subject to Redemption
Other income (expense):
Weighted average shares outstanding, basic and diluted		24,300,287		24,300,287
Basic and diluted net loss per share		$ (0.02)		$ (0.22)
Non-Redeemable Class A and Class B Common Stock
Other income (expense):
Weighted average shares outstanding, basic and diluted		10,450,072		9,332,906
Basic and diluted net loss per share		$ (0.02)		$ (0.22)

[1]	Excludes an aggregate of up to 825,000 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. During February 2021, the Company effectuated a share dividend of 1,006,250 Class B ordinary shares and subsequently issued a cancellation for 131,250 shares resulting in an aggregate of 6,625,000 founder shares being issued and outstanding. In March 2021, the Company effectuated a share dividend of 575,000 shares resulting in 7,200,000 founder shares issued and outstanding. All shares and Class B ordinary share amounts have been retroactively restated to reflect the share transactions (see Notes 5 and 8).